Trade and other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2023
Trade and other receivables, deposits and prepayments
Trade and other receivables, deposits and prepayments

17Trade and other receivables, deposits and prepayments

	2022	2023
	RMB’000	RMB’000
Trade receivables	6,193	9,841

Other receivables	1,460	923
Deposits	17,976	7,342
Prepayments	31,030	20,450
Advances to employees	720	1,086
	51,186	29,801
Less: Non-current portion
Prepayments and deposits	(25,299)	(8,146)
Current portion	25,887	21,655

The carrying amounts of trade and other receivables, deposits and prepayments are denominated in RMB and approximate their fair values.

Trade receivables are all aged within 30 days and no bad debts accrued.